OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2013
Composition Of Other Intangible Assets

Other intangible assets consisted of the following:

	As of September 30,
	2012	2013
	US$	US$

Computer software	2,645	2,978
Trademarks and domain names	1,407	1,456
Website	103	106
Courseware	475	488
Business contracts	517	531
Copyrights	647	664
Platform	211	217

Total intangible assets	6,005	6,440

Less: Accumulated amortization
Computer software	(1,827)	(2,275)
Trademarks and domain names	(717)	(840)
Website	(102)	(106)
Courseware	(394)	(462)
Business contracts	(399)	(494)
Copyrights	(455)	(600)
Platform	(182)	(187)

Accumulated amortization	(4,076)	(4,964)

Intangible assets, net	1,929	1,476

Estimated Amortization Expenses for Other Intangible Assets

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows

Amortization
US$

2014	491
2015	348
2016	277
2017	211
2018	82
2019 and thereafter	67

1,476